GEOGRAPHICAL SALES AND SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
GEOGRAPHICAL SALES AND SEGMENTS
Schedule of Sales by Geographical Area

	Year Ended December 31,
	2019	2018	2017

Domestic Sales	$136,414,471	$131,642,673	$126,930,386
International Sales	2,485,886	4,462,194	5,445,529
	$138,900,357	$136,104,867	$132,375,915